Consolidated statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained earnings [member]	Total
At December 31, 2022 at Dec. 31, 2022	$ 611,975	$ 55,286	$ 4,739	$ (361,873)	$ 310,127
Beginning balance, shares at Dec. 31, 2022	71,946,975
IfrsStatementLineItems [Line Items]
Exercise of options	$ 324	(95)			229
Exercise of options Shares	290,047
Shared based compensation		287			287
Change in the fair value of cash flow hedge, net of tax			(737)		(737)
Gain on foreign exchange translation of subsidiaries			180		180
Change in the fair value of equity investments			417		417
Actuarial gain on post-employment benefit, net of tax			580		580
Income for the year				31,880	31,880
Dividends (note 29)				(28,161)	(28,161)
At December 31, 2023 at Dec. 31, 2023	$ 612,299	55,478	5,179	(358,154)	314,802
Ending balance, shares at Dec. 31, 2023	72,237,003
IfrsStatementLineItems [Line Items]
Exercise of options	$ 262				262
Exercise of options Shares	279,460
Shared based compensation		118			118
Cancellation of shares repurchased	$ (13,361)				(13,361)
Cancellation of shares repurchased Shares	(116,968)
Change in the fair value of cash flow hedge, net of tax			(3,736)		(3,736)
Gain on foreign exchange translation of subsidiaries			(483)		(483)
Change in the fair value of equity investments			(412)		(412)
Actuarial gain on post-employment benefit, net of tax			(1,271)		(1,271)
Income for the year				(30,271)	(30,271)
Dividends (note 29)				(42,693)	(42,693)
At December 31, 2023 at Dec. 31, 2024	$ 599,200	55,596	(723)	(431,118)	222,955
Ending balance, shares at Dec. 31, 2024	72,399,495
IfrsStatementLineItems [Line Items]
Issuance of shares (Bluestone & Nemesia)	$ 35,266				35,266
Issuance of shares	2,226,008
Issuance of shares - IPO Nasdaq	$ 218,193				218,193
Issuance of shares - IPO Nasdaq Shares	8,997,644
(-) IPO transaction costs	$ (18,077)				(18,077)
Shared based compensation	$ 199	2,161			2,360
Shared based compensation Shares	27,340
Cancellation of shares repurchased	$ (351)				(351)
Cancellation of shares repurchased Shares	(96,141)
Change in the fair value of cash flow hedge, net of tax			(1,775)		(1,775)
Gain on foreign exchange translation of subsidiaries			(1,003)		(1,003)
Change in the fair value of equity investments			3,647		3,647
Actuarial gain on post-employment benefit, net of tax			(324)		(324)
Income for the year				(79,340)	(79,340)
Dividends (note 29)				(115,814)	(115,814)
At December 31, 2023 at Dec. 31, 2025	$ 834,430	$ 57,757	$ (178)	$ (626,272)	$ 265,737
Ending balance, shares at Dec. 31, 2025	83,554,346